Investments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses

December 31, 2017
U.S. government and agencies	$115,747	$12,310	$(5)	$128,052
Municipal	615,231	114,177	(75)	729,333
Corporate	3,570,015	236,659	(10,943)	3,795,731
Foreign government	166,043	13,722	—	179,765
ABS	41,725	210	(127)	41,808
RMBS	20,666	1,303	(14)	21,955
CMBS	11,855	25	(472)	11,408
Redeemable preferred stock	8,726	947	—	9,673

Total fixed income securities	$4,550,008	$379,353	$(11,636)	$4,917,725

December 31, 2016
U.S. government and agencies	$123,994	$17,570	$—	$141,564
Municipal	612,222	100,532	(611)	712,143
Corporate	3,517,638	223,491	(22,906)	3,718,223
Foreign government	173,343	19,511	—	192,854
ABS	48,274	7	(201)	48,080
RMBS	33,888	1,733	(10)	35,611
CMBS	15,988	5	(2,197)	13,796
Redeemable preferred stock	8,810	1,093	—	9,903

Total fixed income securities	$4,534,157	$363,942	$(25,925)	$4,872,174

Schedule of Net Investment Income

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2017	2016	2015
Fixed income securities	$228,507	$226,894	$248,585
Mortgage loans	28,263	28,577	27,582
Equity securities	5,465	5,868	4,905
Limited partnership interests	53,917	38,485	34,177
Short-term investments	1,200	826	393
Policy loans	2,443	2,456	2,498

Investment income, before expense	319,795	303,106	318,140
Investment expense	(9,100)	(7,261)	(6,896)

Net investment income	$310,695	$295,845	$311,244

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Fixed income securities	$5,436	$(17,145)	$42,361
Mortgage loans	1,128	—	25
Equity securities	799	(5,570)	(3,260)
Limited partnership interests	6,451	590	(6,948)
Derivatives	52,506	23,781	(4,923)
Short-term investments	12	(17)	(137)

Realized capital gains and losses	$66,332	$1,639	$27,118

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Impairment write-downs	$(5,370)	$(15,303)	$(7,709)
Change in intent write-downs	—	(654)	(80)

Net other-than-temporary impairment losses recognized in earnings	(5,370)	(15,957)	(7,789)
Sales and other	19,196	(6,185)	39,830
Valuation and settlements of derivative instruments	52,506	23,781	(4,923)

Realized capital gains and losses	$66,332	$1,639	$27,118

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2017			2016			2015
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$—	$—	$—	$(9)	$—	$(9)
Corporate	(1,481)	—	(1,481)	(8,306)	4,205	(4,101)	(1,317)	342	(975)
RMBS	—	—	—	1	(1)	—	84	—	84
CMBS	(2,338)	893	(1,445)	(785)	452	(333)	(380)	—	(380)

Total fixed income securities	(3,819)	893	(2,926)	(9,090)	4,656	(4,434)	(1,622)	342	(1,280)
Equity securities	(2,422)	—	(2,422)	(11,103)	—	(11,103)	(3,430)	—	(3,430)
Limited partnership interests	(22)	—	(22)	(420)	—	(420)	(3,079)	—	(3,079)

Other-than-temporary impairment losses	$(6,263)	$893	$(5,370)	$(20,613)	$4,656	$(15,957)	$(8,131)	$342	$(7,789)

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

The total amount of other-than-temporary impairment losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $1.3 million and $9.0 million as of December 31, 2017 and 2016, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2017	December 31, 2016
Corporate	$—	$(4,050)
RMBS	—	(40)
CMBS	(975)	(384)

Total	$(975)	$(4,474)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2017	2016	2015
Beginning balance	$(4,594)	$(1,173)	$(568)
Additional credit loss for securities previously other-than-temporarily impaired	(128)	(357)	84
Additional credit loss for securities not previously other-than-temporarily impaired	(2,798)	(4,077)	(1,283)
Reduction in credit loss for securities disposed or collected	4,328	1,013	593
Change in credit loss due to accretion of increase in cash flows	—	—	1

Ending balance	$(3,192)	$(4,594)	$(1,173)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2017
Fixed income securities	$4,917,725	$379,353	$(11,636)	$367,717
Equity securities(1)	194,533	42,758	(388)	42,370
Short-term investments	88,786	—	(13)	(13)
EMA limited partnerships(2)				(10)

Unrealized net capital gains and losses, pre-tax				410,064
Amounts recognized for:
Insurance reserves(3)				(222,342)
DAC and DSI(4)				(9,057)

Amounts recognized				(231,399)
Deferred income taxes(5)				(37,520)

Unrealized net capital gains and losses, after-tax				$141,145

(1)

Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

(2)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuities with life contingencies).

(4)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

(5)	Unrealized net capital gains and losses were reduced by deferred income taxes at the newly enacted 21% U.S. corporate tax rate.

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2016
Fixed income securities	$4,872,174	$363,942	$(25,925)	$338,017
Equity securities	218,078	17,214	(7,771)	9,443
Short-term investments	92,698	1	(2)	(1)
EMA limited partnerships				(61)

Unrealized net capital gains and losses, pre-tax				347,398
Amounts recognized for:
Insurance reserves				(56,350)
DAC and DSI				(10,522)

Amounts recognized				(66,872)
Deferred income taxes				(98,184)

Unrealized net capital gains and losses, after-tax				$182,342

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2017	2016	2015
Fixed income securities	$29,700	$41,965	$(235,454)
Equity securities	32,927	12,743	(3,873)
Short-term investments	(12)	(3)	1
EMA limited partnerships	51	(3)	(58)

Total	62,666	54,702	(239,384)
Amounts recognized for:
Insurance reserves	(165,992)	(11,943)	212,845
DAC and DSI	1,465	(4,984)	7,315

Amounts recognized	(164,527)	(16,927)	220,160
Deferred income taxes	60,664	(13,221)	6,728

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(41,197)	$24,554	$(12,496)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2017
Fixed income securities
U.S. government and agencies	2	$39,867	$(5)	—	$—	$—	$(5)
Municipal	1	4,925	(75)	—	—	—	$(75)
Corporate	147	527,594	(4,216)	47	191,534	(6,727)	(10,943)
ABS	4	24,836	(127)	—	—	—	(127)
RMBS	47	1,720	(10)	24	216	(4)	(14)
CMBS	—	—	—	2	8,325	(472)	(472)
Redeemable preferred stock	1	1	—	—	—	—	—

Total fixed income securities	202	598,943	(4,433)	73	200,075	(7,203)	(11,636)
Equity securities	63	7,294	(330)	3	759	(58)	(388)

Total fixed income and equity securities	265	$606,237	$(4,763)	76	$200,834	$(7,261)	$(12,024)

Investment grade fixed income securities	137	$532,387	$(3,093)	64	$185,093	$(6,447)	$(9,540)
Below investment grade fixed income securities	65	66,556	(1,340)	9	14,982	(756)	(2,096)

Total fixed income securities	202	$598,943	$(4,433)	73	$200,075	$(7,203)	$(11,636)

December 31, 2016
Fixed income securities
Municipal	3	$16,781	$(611)	—	$—	$—	$(611)
Corporate	215	776,730	(21,291)	15	45,247	(1,615)	(22,906)
ABS	3	23,288	(201)	—	—	—	(201)
RMBS	35	519	(3)	17	980	(7)	(10)
CMBS	4	5,297	(158)	1	7,944	(2,039)	(2,197)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	261	822,615	(22,264)	33	54,171	(3,661)	(25,925)
Equity securities	156	35,306	(2,694)	92	22,695	(5,077)	(7,771)

Total fixed income and equity securities	417	$857,921	$(24,958)	125	$76,866	$(8,738)	$(33,696)

Investment grade fixed income securities	176	$744,124	$(18,858)	22	$30,364	$(868)	$(19,726)
Below investment grade fixed income securities	85	78,491	(3,406)	11	23,807	(2,793)	(6,199)

Total fixed income securities	261	$822,615	$(22,264)	33	$54,171	$(3,661)	$(25,925)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2017	2016
California	19.4%	20.9%
Texas	14.5	11.0
New Jersey	8.5	9.3
Illinois	5.7	3.6

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2017	2016
Office buildings	28.2%	26.1%
Apartment complex	26.3	25.6
Retail	19.3	19.3
Warehouse	16.5	18.9
Other	9.7	10.1

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2017 or 2016.

($ in thousands)	2017	2016
Below 1.0	$—	$5,600
1.0 - 1.25	50,411	44,289
1.26 - 1.50	172,800	179,503
Above 1.50	405,931	384,988

Total non-impaired mortgage loans	$629,142	$614,380

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2017	2016
California	27.7%	27.5%
Texas	11.9	12.3
Oregon	7.2	6.7
Illinois	5.8	5.5

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2017:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$317,002	$320,811
Due after one year through five years	1,595,959	1,670,587
Due after five years through ten years	1,468,968	1,524,178
Due after ten years	1,093,833	1,326,978

	4,475,762	4,842,554
ABS, RMBS and CMBS	74,246	75,171

Total	$4,550,008	$4,917,725

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2017 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2018	5	$21,589	3.4%
2019	1	10,000	1.6
2020	6	28,310	4.5
2021	11	71,052	11.3
Thereafter	77	498,191	79.2

Total	100	$629,142	100.0%